PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Trust for Government Cash Reserves, which covers the six-month reporting period from December 1, 1996, through May 31, 1997. The report contains commentary by the portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and the financial statements.

This money market mutual fund pursues daily income with the additional advantages of daily liquidity and stability of principal* through a portfolio composed exclusively of U.S. Treasury and government agency obligations. The trust's income may be exempt from state taxes.** Because the trust does not invest in repurchase agreements, it may be suitable for tax-sensitive investors in states that tax the income on these securities.

Dividends paid to shareholders during the reporting period totaled $0.02 per share. At the end of the reporting period, the trust's net assets stood at $625.7 million.

Thank you for selecting Trust for Government Cash Reserves as a daily cash investment. We welcome your comments and suggestions.

Sincerely,
[Graphic]

Glen R. Johnson
President
July 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

** Shareholders should consult a tax adviser.

INVESTMENT REVIEW

Trust for Government Cash Reserves, which is rated AAAm by Standard & Poor's Ratings Group and Aaa by Moody's Investors Service, Inc.,* invests in U.S. Treasury and U.S. government agency obligations only. The trust may invest in issues of the Student Loan Marketing Association, the Federal Farm Credit Bank System, the Federal Home Loan Bank System, and the Tennessee Valley Authority, and maintains a small Treasury position for liquidity purposes. The trust does not invest in repurchase agreements, and is managed to provide distributions that may be exempt from state taxes.

After keeping monetary policy on hold for over one year, the Federal Reserve Board (the "Fed") voted to raise the federal funds target rate in March 1997, by 25 basis points to 5.50%. The move was viewed as a preemptive strike against inflation in the face of persistent demand. Early in this reporting period, the market traded within a fairly narrow range as economic fundamentals remained relatively unchanged. Persistent above-trend economic growth in the first quarter of 1997, coupled with tight labor market conditions, began to weigh heavily on the market. Short rates began to rise in mid-February 1997, a result of the stronger economic statistics and also of hawkish comments by Fed Chairman Alan Greenspan. By the time the Fed tightened in late March 1997, much of the move had already been priced into the financial markets.

In the weeks following the Fed move, short rates traded within a narrow range. However, beginning in late April and through May 1997, rates began to decline in response to signs of weakening consumer demand and tame inflation measures. Technical factors exacerbated the decline, in particular, a reduction in the overall auction sizes of Treasury bills due to larger than expected tax receipts at the Treasury. Movements in the six-month Treasury bill over the reporting period reflected both shifting market sentiment regarding the Fed and these technical influences. The yield on this security opened December 1996, at 5.20%, and traded between 5.15% and 5.35% until mid-February 1997. As fears that strong economic growth might spark inflationary pressures unsettled the market, the yield on the six-month Treasury bill then rose steadily to 5.60% by the time of the Fed tightening. The yield then stayed high for several weeks before falling to close the reporting period at 5.40%. Over the entire reporting period, the slope of the front-end of the yield curve steepened by 61 basis points.

The trust remained in a 35- to 45-day average maturity target range throughout the reporting period, a neutral stance for the portfolio. The average maturity of the trust varied within that range, based on relative value opportunities offered in the Treasury and agency markets. The portfolio continued to be barbelled in structure, combining short securities like overnight agency discount notes and floating rate securities with positions in longer, fixed rate Treasury and agency securities. At reporting period end, 25% of the portfolio was invested in government agency floating rate notes, including a position in a Student Loan Marketing Association master note that helped to provide liquidity for the trust.

With very mild inflation expectations and signs of slowing on the demand side of the economy, we would expect the Fed to remain on hold in the near future. The trust intends to maintain its current neutral positioning while closely monitoring economic and market conditions.

* An AAAm rating is obtained after Standard & Poor's Ratings Group evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's Ratings Group monitors the portfolio weekly for developments that could cause changes in the ratings . Money market funds and bond funds rated Aaa by Moody's Investors Service, Inc. are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

TRUST FOR GOVERNMENT CASH RESERVES
PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)


 PRINCIPAL
    AMOUNT

VALUE


 SHORT-TERM GOVERNMENT OBLIGATIONS -- 97.2%

 $           51,000,000(a)Federal Farm Credit Bank Discount Notes, 5.390% - 5.790%,
                        6/12/1997 - 9/30/1997                                                    $
50,734,624

             12,000,000 (b)Federal Farm Credit Bank Floating Rate Note, 5.520%, 6/3/1997
11,994,190
              3,000,000 Federal Farm Credit Bank Note, 5.600%, 6/3/1997
2,999,977
            329,695,000(a)Federal Home Loan Bank System Discount Notes, 5.410% - 5.880%,
                        6/2/1997 - 11/13/1997

327,955,964

             18,500,000 (b)Federal Home Loan Bank System Floating Rate
                        Notes, 5.349% - 5.563%, 6/4/1997 - 6/23/1997

18,492,361

             10,750,000 Federal Home Loan Bank System Notes, 5.460% - 6.025%,
                        11/18/1997 - 4/15/1998

10,741,952

             51,305,000 (a)Student Loan Marketing Association Discount Notes, 5.520% - 5.570%,
                        6/3/1997 - 6/20/1997

51,232,395

             83,215,000 (b)Student Loan Marketing Association Floating Rate Notes,
                        5.330% - 5.410%, 6/3/1997

83,180,090

             45,500,000 Student Loan Marketing Association Master Note, 5.385%, 6/3/1997
45,500,000
              5,500,000 Student Loan Marketing Association, 5.535%, 2/25/1998
5,483,768

                         TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS

608,315,321

 U.S. TREASURY OBLIGATIONS -- 2.8%

              5,000,000 (a)United States Treasury Bills, 5.600% - 5.670%, 3/5/1998
4,794,712
             12,500,000 United States Treasury Notes, 6.125% - 7.875%, 11/15/1997-5/15/1998
12,615,011
                         TOTAL U.S. TREASURY OBLIGATIONS

17,409,723

                         TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                                $

625,725,044

(a) Each issue shows the effective yield.

(b) Denotes variable rate securities which show current rate and next demand date.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($625,748,224) at May 31, 1997.

(See Notes which are an integral part of the Financial Statements)

TRUST FOR GOVERNMENT CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997 (UNAUDITED)


 ASSETS:

 Total investments in securities, at amortized cost and value                                $
625,725,044
 Cash
1,407,978

 Income receivable
1,346,918

   Total assets
628,479,940

 LIABILITIES:

 Income distribution payable                                                   $   2,640,699
 Accrued expenses                                                                     91,017
   Total liabilities
2,731,716

 NET ASSETS for 625,748,224 shares outstanding                                               $
625,748,224
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 $625,748,224 / 625,748,224 shares

outstanding                                                             $1.00

(See Notes which are an integral part of the Financial Statements)

TRUST FOR GOVERNMENT CASH RESERVES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)


 INVESTMENT INCOME:
 Interest                                                                                        $

17,800,992

 EXPENSES:

 Investment advisory fee                                                         $     1,307,958
 Administrative personnel and services fee                                               246,877
 Custodian fees                                                                           38,742
 Transfer and dividend disbursing agent fees and expenses                                  5,789
 Directors'/Trustees' fees                                                                12,012
 Auditing fees                                                                             7,462
 Legal fees                                                                                2,548
 Portfolio accounting fees                                                                50,538
 Shareholder services fee                                                                817,474
 Share registration costs                                                                 21,486
 Printing and postage                                                                      3,458
 Insurance premiums                                                                        3,458
 Taxes                                                                                       790
 Miscellaneous                                                                             7,462
     Total expenses                                                                    2,526,054
 Waivers --

     Waiver of investment advisory fee                              $  (373,156)
     Waiver of shareholder services fee                                (653,979)
          Total waivers                                                               (1,027,135)
                  Net expenses

1,498,919

                   Net investment income                                                         $
16,302,073

(See Notes which are an integral part of the Financial Statements)

TRUST FOR GOVERNMENT CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                          SIX MONTHS

                                                             ENDED

                                                          (UNAUDITED)                  YEAR ENDED
                                                            MAY 31,                   NOVEMBER 30,

                                                              1997                        1996
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                 $      16,302,073       $          30,337,887
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                    (16,302,073)                (30,337,887)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                              1,341,044,782               2,047,837,147
 Net asset value of shares issued to shareholders
 in payment of distributions declared                          1,163,073                   1,970,553
 Cost of shares redeemed                                  (1,316,009,841)             (2,189,810,436)
   Change in net assets resulting from share

   transactions                                               26,198,014                (140,002,736)
     Change in net assets                                     26,198,014                (140,002,736)
 NET ASSETS:

 Beginning of period                                         599,550,210                 739,552,946
 End of period                                         $     625,748,224       $         599,550,210

(See Notes which are an integral part of the Financial Statements)

TRUST FOR GOVERNMENT CASH RESERVES
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                    SIX MONTHS

                       ENDED

                    (UNAUDITED)                                YEAR ENDED NOVEMBER 30,

                      MAY 31,

                       1997      1996      1995      1994        1993        1992         1991
1990     1989(A)

 NET ASSET VALUE,
 BEGINNING OF

 PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00      $ 1.00    $
1.00    $ 1.00
 INCOME FROM

 INVESTMENT
 OPERATIONS

 Net investment

 income                 0.02      0.05      0.05      0.04        0.03        0.04        0.06
0.08      0.06
 LESS DISTRIBUTIONS

 Distributions

 from net

 investment

 income                (0.02)    (0.05)    (0.05)    (0.04)      (0.03)      (0.04)      (0.06)
(0.08)    (0.06)
 NET ASSET VALUE,

 END OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00      $ 1.00    $
1.00     $1.00
 TOTAL RETURN(B)        2.51%    5.08%      5.60%     3.74%       2.87%       3.58%       5.95%
7.94%     5.93%
 RATIOS TO AVERAGE
 NET ASSETS

 Expenses               0.46%*    0.46%     0.45%     0.45%       0.45%       0.47%       0.47%
0.45%     0.43%*
 Net investment

 income                 4.99%*    4.99%     5.45%     3.68%       2.83%       3.54%       5.76%
7.65%     8.34%*
 Expense waiver/

 reimbursement(c)       0.31%*    0.32%     0.32%     0.10%       0.03%       0.02%       0.02%
0.08%     0.19%*
 SUPPLEMENTAL DATA

 Net assets, end
 of period

 (000 omitted)      $625,748  $599,550  $739,553  $978,691  $1,060,355  $1,145,009  $1,251,692  $880,997
$331,860

* Computed on an annualized basis.

(a) Reflects operations for the period from March 30, 1989 (date of initial public investment) to November 30, 1989. For the period from start of business March 20, 1989, to March 29, 1989, the net investment income was distributed to the Trust's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TRUST FOR GOVERNMENT CASH RESERVES
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Trust for Government Cash Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1997, capital paid-in aggregated
$625,748,224.

Transactions in shares were as follows:


                                                                               SIX MONTHS       YEAR ENDED
                                                                                  ENDED         NOVEMBER

30,

                                                                              MAY 31, 1997          1996
 Shares sold                                                                  1,341,044,782

2,047,837,147

 Shares issued to shareholders in payment of distributions declared               1,163,073
1,970,553
 Shares redeemed                                                             (1,316,009,841)

(2,189,810,436)

  Net change resulting from share transactions                                   26,198,014
(140,002,736)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

Glen R. Johnson
  President

J. Christopher Donahue
  Executive Vice President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher

  Vice President
Matthew S. Hardin

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

TRUST FOR GOVERNMENT CASH RESERVES
SEMI-ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 1997

[Graphic]
Federated Investors

Federated Securities Corp., Distributor
Cusip 89833H108

0062905 (7/97)

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